THOMPSON  ATLANTA       CINCINNATI         COLUMBUS      NEW YORK
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  HINE          BRUSSELS          CLEVELAND        DAYTON       WASHINGTON, D.C.

May 28, 2010

Securities and Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE: The Coventry Group; File Nos. 33-44964 and 811-6526

Ladies and Gentlemen:

     On behalf of The Coventry Group, a registered investment company (the "Trust"), we hereby submit, via electronic filing, Post-Effective Amendment No. 135 to the Trust's Registration Statement (the "Amendment"). The Amendment is filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended, with respect to the Boston Trust Balanced Fund, Boston Trust Equity Fund, Boston Trust Midcap Fund, Boston Trust Small Cap Fund, Walden Social Balanced Fund, Walden Social Equity Fund and Walden Small Cap Innovations Fund. The main purpose of the filing is to (i) provide updated financial statements and (ii) conform the Fund's prospectus to the requirements of the new form N1-A statutory and summary prospectus requirements.

     Following the effective date of a subsequent amendment filed pursuant to Rule 485(b), the Trust intends to file summary prospectuses under Rule 497(k). Below is a copy of the legend required by Rule 498(b)(1)(v) that will be used in the summary prospectus

     BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S PROSPECTUS, WHICH CONTAINS MORE INFORMATION ABOUT THE FUND AND ITS RISKS. THE FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, BOTH DATED AUGUST 1, 2010, ARE INCORPORATED BY REFERENCE INTO THIS SUMMARY PROSPECTUS. YOU CAN OBTAIN THESE DOCUMENTS AND OTHER INFORMATION ABOUT THE FUND ONLINE AT [www.btim.com/[________]. YOU ALSO CAN OBTAIN THIS INFORMATION AT NO COST BY CALLING 1-800-282-8782 X 7050; SENDING AN EMAIL REQUEST TO [___________], OR ASKING ANY FINANCIAL ADVISOR, BANK OR BROKER-DEALER THAT OFFERS SHARES OF THE FUND.

     If you have any questions, please contact Michael V. Wible at (614)
     469-3297.

                                               Very truly yours,

                                               /s/ THOMPSON HINE LLP

                                               THOMPSON HINE

646897.1                                                                646897.1

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